INTANGIBLE ASSETS - Summary of Intangible Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	$ 26,282.5		$ 22,766.7
Intangible assets ending balance	24,952.6	$ 795.4	26,282.5	$ 22,766.7
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	6,070.9		5,796.4
Intangible assets ending balance	5,891.1		6,070.9	5,796.4
Technology License Fees
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	5,379.7		5,731.3
Intangible assets ending balance	5,189.2		5,379.7	5,731.3
Software and System Design Costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	13,178.4		9,470.3
Intangible assets ending balance	12,571.9		13,178.4	9,470.3
Patent and Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	1,653.5		1,768.7
Intangible assets ending balance	1,300.4		1,653.5	1,768.7
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	101,049.9		93,682.2	91,928.5
Additions	7,382.3		12,522.2	6,029.8
Disposals or retirements	(825.1)		(5,478.4)	(4,289.2)
Effect of exchange rate changes	(225.1)		323.9	13.1
Intangible assets ending balance	107,382.0		101,049.9	93,682.2
Cost | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	6,070.9		5,796.4	5,791.8
Disposals or retirements	0.0		0.0	0.0
Effect of exchange rate changes	(179.8)		274.5	4.6
Intangible assets ending balance	5,891.1		6,070.9	5,796.4
Cost | Technology License Fees
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	28,566.5		26,221.4	25,759.0
Additions	1,218.1		2,378.4	461.1
Disposals or retirements	(82.5)		(32.5)	0.0
Effect of exchange rate changes	0.3		(0.8)	1.3
Intangible assets ending balance	29,702.4		28,566.5	26,221.4
Cost | Software and System Design Costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	53,279.1		49,317.0	48,675.8
Additions	5,846.7		9,166.4	4,947.4
Disposals or retirements	(667.7)		(5,235.3)	(4,289.2)
Effect of exchange rate changes	(6.7)		31.0	(17.0)
Intangible assets ending balance	58,451.4		53,279.1	49,317.0
Cost | Patent and Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	13,133.4		12,347.4	11,701.9
Additions	317.5		977.4	621.3
Disposals or retirements	(74.9)		(210.6)	0.0
Effect of exchange rate changes	(38.9)		19.2	24.2
Intangible assets ending balance	13,337.1		13,133.4	12,347.4
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(74,767.4)		(70,915.5)	(65,929.3)
Additions	(8,412.4)		(9,186.1)	(9,258.2)
Disposals or retirements	745.7		5,369.8	4,289.1
Effect of exchange rate changes	4.7		(35.6)	(17.1)
Intangible assets ending balance	(82,429.4)		(74,767.4)	(70,915.5)
Accumulated amortization and impairment | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	0.0		0.0	0.0
Disposals or retirements	0.0		0.0	0.0
Effect of exchange rate changes	0.0		0.0	0.0
Intangible assets ending balance	0.0		0.0	0.0
Accumulated amortization and impairment | Technology License Fees
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(23,186.8)		(20,490.1)	(17,696.4)
Additions	(1,408.6)		(2,730.0)	(2,792.4)
Disposals or retirements	82.5		32.5	0.0
Effect of exchange rate changes	(0.3)		0.8	(1.3)
Intangible assets ending balance	(24,513.2)		(23,186.8)	(20,490.1)
Accumulated amortization and impairment | Software and System Design Costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(40,100.7)		(39,846.7)	(38,838.4)
Additions	(6,447.4)		(5,470.2)	(5,308.1)
Disposals or retirements	663.2		5,235.3	4,289.1
Effect of exchange rate changes	5.4		(19.1)	10.7
Intangible assets ending balance	(45,879.5)		(40,100.7)	(39,846.7)
Accumulated amortization and impairment | Patent and Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets beginning balance	(11,479.9)		(10,578.7)	(9,394.5)
Additions	(556.4)		(985.9)	(1,157.7)
Disposals or retirements	0.0		102.0	0.0
Effect of exchange rate changes	(0.4)		(17.3)	(26.5)
Intangible assets ending balance	$ (12,036.7)		$ (11,479.9)	$ (10,578.7)